EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	$ 842.4	$ 855.4
Cash - Borrowings	548.8	734.3
Cash - Repayments	(253.4)	(746.5)
Non-cash - Other changes	(2.4)	(0.8)
End balance	1,135.4	842.4
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	842.4	855.4
Cash - Borrowings	548.8	734.3
Cash - Repayments	(253.4)	(746.5)
Non-cash - Other changes	(2.4)	(0.8)
End balance	$ 1,135.4	$ 842.4